Fair Value Measurements (Details)	Sep. 30, 2021 USD ($)
Assets:
Cash and marketable securities held in Trust Account	$ 316,270,386
Liabilities:
Fair value of warrants outstanding	23,591,000
Level 1 | Recurring
Assets:
Cash and marketable securities held in Trust Account	316,270,386
Level 1 | Recurring | Public Warrants
Liabilities:
Fair value of warrants outstanding	11,385,000
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Fair value of warrants outstanding	$ 12,206,000